UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 33.5%
	BANKS ― 5.0%
	CIT Group, Inc.
$3,642,000	5.800% (effective 6/15/2022, 3 month U.S. LIBOR +3.972%) (1), 6/15/2022 (2)	$3,605,580
	Citizens Financial Group, Inc.
2,338,000	5.500% (effective 4/6/2020, 3 month U.S. LIBOR +3.960%) (1), 4/6/2020 (2)	2,384,760
	Wells Fargo & Co.
4,748,000	6.111% (3 month U.S. LIBOR +3.770%) (3), 9/15/2018 (2)	4,816,253
		10,806,593
	DIVERSIFIED BANKING INSTITUTIONAL ― 8.8%
	Bank of America Corp.
2,186,000	5.989% (3 month U.S. LIBOR +3.630%) (3), 7/30/2018 (2)	2,198,018
	Citigroup, Inc.
6,559,000	5.875% (effective 3/27/2020, 3 month U.S. LIBOR +4.059%) (1), 3/27/2020 (2)	6,726,910
	JPMorgan Chase & Co.
2,544,000	5.829% (3 month U.S. LIBOR +3.470%) (3), 7/30/2018 (2)	2,566,260
7,213,000	5.300% (effective 5/1/2020, 3 month U.S. LIBOR +3.800%) (1), 5/1/2020 (2)	7,364,473
		18,855,661
	ENERGY ― 3.0%
	Anadarko Petroleum Corp.
4,545,000	4.638%, 10/10/2036 (4)	1,946,138
	Andeavor Logistics LP
4,575,000	6.875% (effective 2/15/2023, 3 month U.S. LIBOR +4.652%) (1), 2/15/2023 (2)	4,537,828
		6,483,966
	FINANCE - CREDIT CARD ― 3.8%
	American Express Co.
2,475,000	5.200% (effective 11/15/2019, 3 month U.S. LIBOR +3.428%) (1), 11/15/2019 (2)	2,512,125
5,653,000	4.900% (effective 3/15/2020, 3 month U.S. LIBOR +3.285%) (1), 3/15/2020 (2)	5,677,025
		8,189,150
	FINANCE - INVESTMENT BANKER/BROKER ― 7.4%
	Goldman Sachs Group, Inc.
9,446,000	5.375% (effective 5/10/2020, 3 month U.S. LIBOR +3.922%) (1), 5/10/2020 (2)	9,623,112
	Morgan Stanley
5,947,000	5.550% (effective 7/15/2020, 3 month U.S. LIBOR +3.810%) (1), 7/15/2020 (2)	6,137,007
		15,760,119
	FINANCE - PRIVATE EQUITY ― 1.7%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
3,589,000	6.000%, 8/1/2020	3,636,106

	INSURANCE ― 2.7%
	MetLife, Inc.
5,614,000	5.250% (effective 6/15/2020, 3 month U.S. LIBOR +3.575%) (1), 6/15/2020 (2)	5,725,157

	MANUFACTURING ― 1.1%
	Stanley Black & Decker, Inc.
2,291,000	5.750% (effective 12/15/2018, 3 month U.S. LIBOR +4.304%) (1), 12/15/2018 (2)	2,313,910

	TOTAL CORPORATE BONDS
	(Cost $72,570,230)	71,770,662

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Principal
Amount		Value
	U.S. GOVERNMENT NOTES ― 29.3%
	United States Treasury Notes
$9,608,000	1.000%, 8/15/2018	$9,597,898
53,500,000	1.625%, 3/31/2019	53,245,039

	TOTAL U.S. GOVERNMENT NOTES
	(Cost $62,847,882)	62,842,937

Number of
Shares		Value
	CLOSED-END FUNDS ― 13.2%
88,864	BlackRock Corporate High Yield Fund, Inc.	929,517
72,897	First Trust Intermediate Duration Preferred & Income Fund	1,573,846
1,153,627	Invesco Senior Income Trust	4,937,524
1,539,050	Nuveen Credit Strategies Income Fund	12,235,447
398,003	Nuveen Quality Municipal Income Fund	5,293,440
701,916	Western Asset High Income Opportunity Fund, Inc.	3,383,235

	TOTAL CLOSED-END FUNDS
	(Cost $29,936,201)	28,353,009

	EXCHANGE TRADED FUNDS ― 2.9%
133,054	iShares 0-5 Year High Yield Corporate Bond ETF (6)	6,202,978

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $6,246,926)	6,202,978

	PREFERRED STOCKS ― 14.1%
	BANKS ― 2.6%
	GMAC Capital Trust I
76,713	8.128% (3 month U.S. LIBOR +5.785%) (3), 2/15/2040	2,017,552
	Valley National Bancorp
139,553	5.500% (effective 9/30/2022, 3 month U.S. LIBOR +3.578%) (1), 9/30/2022 (2)	3,606,049
		5,623,601
	DIVERSIFIED BANKING INSTITUTIONAL ― 1.4%
	Citigroup Capital XIII
112,136	8.729% (3 month U.S. LIBOR +6.370%) (3), 10/30/2040	3,038,886

	INVESTMENT MANAGEMENT/ADVISOR SERVICES ― 2.6%
	Ares Management LP
207,369	7.000% 6/30/2021 (2)	5,540,900

	PIPELINES ― 4.4%
	Energy Transfer Partners LP (5)
116,497	7.375% (effective 5/15/2023, 3 month U.S. LIBOR +4.530%) (1), 5/15/2023 (2)	2,911,260
	Kinder Morgan, Inc. DE (6)
192,032	9.750%, 10/26/2018 (7)	6,657,749
		9,569,009

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Number of
Shares		Value
	REAL ESTATE INVESTMENT TRUST ― 2.5%
	Annaly Capital Management, Inc.
80,779	6.950% (effective 9/30/2022, 3 month U.S. LIBOR +4.993%) (1), 9/30/2022 (2)	$2,050,171
	Digital Realty Trust, Inc.
80,799	7.375% 3/26/2019 (2)	2,104,006
	Kimco Realty Corp.
49,563	5.250% 12/20/2022 (2)	1,113,680
		5,267,857
	UTILITIES ― 0.6%
	Entergy Arkansas, Inc.
52,675	4.900%, 12/1/2052	1,296,332

	TOTAL PREFERRED STOCKS
	(Cost $29,446,221)	30,336,585

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING ― 5.8%
	MONEY MARKET FUNDS ― 5.8%
12,388,722	First American Government Obligations Fund - Class Z, 1.77% (8)	12,388,722
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
	(Cost $12,388,722)	12,388,722

	TOTAL INVESTMENTS ― 98.8%
	(Cost $213,436,182)	211,894,893
	Other Assets in Excess of Liabilities ― 1.2%	2,649,521
	TOTAL NET ASSETS ― 100.0%	$214,544,414

Percentages are stated as a percent of net assets.

(1) Fixed to floating rate. Effective date of change and formula disclosed. Interest rate disclosed is rate at period end.
(2) Perpetual Bond or preferred stock with no stated maturity date. Date provided is next call date.
(3) Variable Rate security. Rates disclosed as of June 30, 2018.
(4) Zero coupon bond. Rate shown is effective yield of the position.
(5) Non Income Producing.
(6) All or a portion of this security is on loan.
(7) Convertible.
(8) Seven-day yield as of June 30, 2018.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

FUTURES CONTRACTS
Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	(25)	September 2018	(3,989,063)	10,885
				$ 10,885

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 -
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2018:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$71,770,662	$-	$71,770,662
U.S. Government Notes	62,842,937	-	-	62,842,937
Closed-End Funds	28,353,009	-	-	28,353,009
Exchange Traded Funds	6,202,978	-	-	6,202,978
Preferred Stocks	30,336,585	-	-	30,336,585
Investments Purchased with Proceeds from Securities Lending	12,388,722	-	-	12,388,722
Total	$140,124,231	$71,770,662	$-	$211,894,893

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Future Contracts	$10,885	$-	$-	$10,885
Total	$10,885	$-	$-	$10,885

*Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Please refer to the Schedule of investments for further classification.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  August 27, 2018